Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 1,216		$ 1,074	$ 963
Defined benefit plans pension costs recognized in profit and loss	663		835	935
Post-employment benefit	1,879		1,909	1,898
Compensation cost of share-based payment transactions	10	$ 0	8	8
Other employee benefit (Note)	49,472		46,964	44,305
Employee benefit expenses	51,361		48,881	46,211
Summary by functions
Compensation distributed to the employees			1,932	1,522
Remuneration paid to the directors			40	40
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	320		416	488
Employee benefit expenses	23,681		22,796	21,858
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 27,680		$ 26,085	$ 24,353